Note 11 - Income Taxes (Details) - Unrecognized Tax Benefits ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefit	¥ 53,855		¥ 50,735	¥ 47,589
Offset/Effect per FASB ASU No. 2013-11 - Income Taxes (Topic 740)	825		(4,808)
Gross increase in prior-period tax positions	15,674		7,928	3,146
Unrecognized tax benefit	¥ 70,354	$ 10,861	¥ 53,855	¥ 50,735